Pension and Other Postretirement Benefits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Japanese plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligations	¥ 1,101,299	¥ 1,079,634
Estimated actuarial loss for defined pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year	20,367
Estimated prior service cost (benefit) for defined pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year	16,304
Expected contribution to pension plans in the year ending March 31, 2012	71,288
Japanese plans | Level 1 | Equity securities | Japan
Pension and Other Postretirement Benefits Disclosure [Line Items]
Pension plan equity securities	11.00%	13.00%
Japanese plans | Level 1 | Equity securities | United States
Pension and Other Postretirement Benefits Disclosure [Line Items]
Pension plan equity securities	41.00%	43.00%
Japanese plans | Level 1 | Equity securities | Other countries
Pension and Other Postretirement Benefits Disclosure [Line Items]
Pension plan equity securities	48.00%	44.00%
Japanese plans | Level 2
Pension and Other Postretirement Benefits Disclosure [Line Items]
Derivative asset position, gross	2,813	1,525
Derivative liability position, gross	8,759	12,352
Japanese plans | Level 2 | Debt Securities | Japan
Pension and Other Postretirement Benefits Disclosure [Line Items]
Pension plan debt securities	27.00%	26.00%
Japanese plans | Level 2 | Debt Securities | United States
Pension and Other Postretirement Benefits Disclosure [Line Items]
Pension plan debt securities	22.00%	23.00%
Japanese plans | Level 2 | Debt Securities | Other countries
Pension and Other Postretirement Benefits Disclosure [Line Items]
Pension plan debt securities	51.00%	51.00%
Foreign plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligations	386,686	369,595
Estimated actuarial loss for defined pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year	6,135
Estimated net transition obligation for defined pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year	33
Estimated prior service cost (benefit) for defined pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year	7
Expected contribution to pension plans in the year ending March 31, 2012	¥ 21,527
Japan
Pension and Other Postretirement Benefits Disclosure [Line Items]
Pension plan equity securities	7.00%	8.00%
United States
Pension and Other Postretirement Benefits Disclosure [Line Items]
Pension plan equity securities	44.00%	48.00%
Other countries
Pension and Other Postretirement Benefits Disclosure [Line Items]
Pension plan equity securities	49.00%	44.00%